CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Common shares	Contributed surplus	Deficit	Marketable securities fair value reserve	Cash flow hedge fair value reserve	Non-controlling interests	Total
Equity, beginning balance at Dec. 31, 2021	$ 2,239.8	$ 2,719.1	$ 59.1	$ (562.2)	$ (36.0)	$ 59.8	$ 77.3	$ 2,317.1
Net earnings (loss)	(70.1)			(70.1)			17.3	(52.8)
Other comprehensive income (loss)	(35.3)				(7.2)	(28.1)		(35.3)
Total comprehensive income (loss)	(105.4)			(70.1)	(7.2)	(28.1)	17.3	(88.1)
Issuance of common shares for share-based compensation		7.2	(7.2)					0.0
Share-based compensation	5.7		5.7					5.7
Net change in fair value and time value of cash flow hedges recognized in property, plant and equipment	(9.8)					(9.8)		(9.8)
Dividends to non-controlling interests							(18.4)	(18.4)
Acquisition of non-controlling interests	(0.5)			(0.5)			(0.2)	(0.7)
Other	1.0		0.6	0.4				1.0
Equity, ending balance at Dec. 31, 2022	2,130.8	2,726.3	58.2	(632.4)	(43.2)	21.9	76.0	2,206.8
Net earnings (loss)	94.3			94.3			9.5	103.8
Other comprehensive income (loss)	(21.4)				(2.0)	(19.4)		(21.4)
Total comprehensive income (loss)	72.9			94.3	(2.0)	(19.4)	9.5	82.4
Issuance of common shares for share-based compensation		5.8	(5.8)					0.0
Share-based compensation	6.5		6.5					6.5
Net change in fair value and time value of cash flow hedges recognized in property, plant and equipment	(4.3)					(4.3)		(4.3)
Dividends to non-controlling interests							(13.7)	(13.7)
Elimination of non-controlling interests on disposal of Rosebel and Bambouk assets							(13.7)	(13.7)
Other	0.1		0.3	(0.2)				0.1
Equity, ending balance at Dec. 31, 2023	$ 2,206.0	$ 2,732.1	$ 59.2	$ (538.3)	$ (45.2)	$ (1.8)	$ 58.1	$ 2,264.1